UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Blue Creek Investment Partners, LLC.
Address: 100 Church Street
         Suite 500
         Huntsville, AL 35801

13F File Number:  28-12097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alan L. Bagwell
Title:     Principal
Phone:     205-704-0505

Signature, Place, and Date of Signing:

     /s/ Alan L. Bagwell     Huntsville, AL     February 05, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $117,408 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMDOCS LTD ORD                 COM              G02602103     3374    87059 SH       Sole                    73069             13990
AMERICAN INTL GROUP COM        COM              026874107      946    13196 SH       Sole                     4896              8300
AMERN EAGLE OUTFIT NEW COM     COM              02553E106     4553   145893 SH       Sole                   123894             21999
AMGEN INC COM                  COM              031162100     3161    46269 SH       Sole                    38411              7858
APPLE COMPUTER INC COM         COM              037833100     6678    78713 SH       Sole                    71561              7152
ARCHER DANIELS MIDLAND COM     COM              039483102     2419    75703 SH       Sole                    61209             14494
BANCORPSOUTH INC COM           COM              059692103      481    17937 SH       Sole                    17937
BED BATH & BEYOND INC COM      COM              075896100     3273    85894 SH       Sole                    71278             14616
BENCHMARK ELECTRS INC COM      COM              08160H101     3629   148988 SH       Sole                   126008             22980
BERKLEY W R CORP COM           COM              084423102     3072    89023 SH       Sole                    89023
BLACKROCK INC COM              COM              09247X101     3780    24885 SH       Sole                    20883              4002
CANADIAN NATL RAILWAY          COM              136375102     2505    58211 SH       Sole                    45316             12895
COACH INC COM                  COM              189754104     3781    88007 SH       Sole                    74507             13500
CORE LABORATORIES N V COM      COM              N22717107     3691    45570 SH       Sole                    38570              7000
DIRECTV GROUP INC COM          COM              25459L106     5159   206862 SH       Sole                   177007             29855
INFOSYS TECH LTD SPONSORED ADR COM              456788108     3855    70654 SH       Sole                    56842             13812
JOY GLOBAL INC COM             COM              481165108     6816   140993 SH       Sole                   120717             20276
KOHLS CORP COM                 COM              500255104     3391    49548 SH       Sole                    41532              8016
LAM RESEARCH CORP COM          COM              512807108     2975    58771 SH       Sole                    44649             14122
LSI LOGIC CORP COM             COM              502161102     2984   331575 SH       Sole                   277553             54022
MICROTEK MEDICAL HLDGS COM     COM              59515B109       71    15538 SH       Sole                    15538
MOLEX INC COM                  COM              608554101     3419   108100 SH       Sole                    91100             17000
MORGAN STANLEY COM NEW         COM              617446448     4080    50102 SH       Sole                    41776              8326
NOVELLUS SYS INC COM           COM              670008101     2976    86468 SH       Sole                    68284             18184
NVIDIA CORP COM                COM              67066G104     8149   220194 SH       Sole                   198102             22092
O REILLY AUTOMOTIVE COM        COM              686091109     4076   127144 SH       Sole                   107454             19690
ORACLE CORP COM                COM              68389X105     3666   213862 SH       Sole                   181062             32800
ORBITAL SCIENCES CORP COM      COM              685564106      376    20391 SH       Sole                    20391
PENNEY J C INC COM             COM              708160106     5051    65286 SH       Sole                    56061              9225
QUALITY SYSTEMS INC            COM              747582104      316     8490 SH       Sole                     3190              5300
SCHWAB CHARLES CP NEW COM      COM              808513105      309    16000 SH       Sole                                      16000
STRYKER CORP COM               COM              863667101     4917    89219 SH       Sole                    75297             13922
TEXAS INSTRS INC COM           COM              882508104     3289   114211 SH       Sole                    97225             16986
THOMAS & BETTS CORP COM        COM              884315102     3004    63529 SH       Sole                    52155             11374
WALGREEN CO COM                COM              931422109     3186    69432 SH       Sole                    57142             12290